Other Receivables	12 Months Ended
Dec. 31, 2023
Other Receivables [Abstract]
OTHER RECEIVABLES

12. OTHER RECEIVABLES

$000	Year ended December 31, 2023
	2023	2022
Security deposits receivable	121	130
Prepayments	102	170
Taxation Receivable	3,793	4,246
	4,016	4,546

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.